Cover	May 13, 2022
Cover [Abstract]
Entity Registrant Name	RENAVOTIO, INC.
Entity Central Index Key	0001574910
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment
Entity Emerging Growth Company	false
Document Period End Date	May 13, 2022
Entity File Number	000-56099
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	99-0385424
Entity Address Address Line 1	601 South Boulder Ave
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Tulsa
Entity Address State Or Province	OK
Entity Address Postal Zip Code	74119
City Area Code	888
Local Phone Number	928-1312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false